Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDER'S EQUITY
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	945,000,000	950,000,000	950,000,000
Common stock, shares issued	12,624,678	12,508,011	12,508,011
Common stock, shares outstanding	12,662,134	12,508,011	12,508,011
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	310,000	0
Preferred stock, shares outstanding	310,000	0
Series A Preferred Stock [Member]
STOCKHOLDER'S EQUITY
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	10,000	0
Preferred stock, shares outstanding	100,000	0
Series B Preferred Stock [Member]
STOCKHOLDER'S EQUITY
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	800	800
Preferred stock, shares issued	800	0
Preferred stock, shares outstanding	800	0
Series C Preferred Stock [Member]
STOCKHOLDER'S EQUITY
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	310,000	0
Preferred stock, shares outstanding	310,000	0